Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-5C25
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-14		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	3650 REIT Loan Servicing LLC
Delinquency Loan Detail	19		Attention: General Counsel	compliance@3650REIT.com;
				specialservicing@3650REIT.com
Collateral Stratification and Historical Detail	20		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	22	Representations Reviewer
			Attention: BBCMS 2024-5C25 – Transaction Manager	notices@pentalphasurveillance.com
Modified Loan Detail	23
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	26			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27
		Directing Certificateholder	3650 Real Estate Investment Trust 2 LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05554VAA8	5.489000%	821,000.00	623,901.18	10,549.46	2,853.83	0.00	0.00	13,403.29	613,351.72	30.01%	30.00%
A-3	05554VAB6	5.946000%	619,650,000.00	619,650,000.00	0.00	3,070,365.75	0.00	0.00	3,070,365.75	619,650,000.00	30.01%	30.00%
A-S	05554VAE0	6.358000%	96,395,000.00	96,395,000.00	0.00	510,732.84	0.00	0.00	510,732.84	96,395,000.00	19.13%	19.13%
B	05554VAF7	6.151000%	43,211,000.00	43,211,000.00	0.00	221,492.38	0.00	0.00	221,492.38	43,211,000.00	14.25%	14.25%
C	05554VAG5	6.643000%	32,132,000.00	32,132,000.00	0.00	177,877.40	0.00	0.00	177,877.40	32,132,000.00	10.63%	10.63%
D	05554VAK6	4.000000%	14,404,000.00	14,404,000.00	0.00	48,013.33	0.00	0.00	48,013.33	14,404,000.00	9.00%	9.00%
E-RR	05554VAN0	7.376392%	13,295,000.00	13,295,000.00	0.00	81,724.27	0.00	0.00	81,724.27	13,295,000.00	7.50%	7.50%
F-RR	05554VAQ3	7.376392%	17,728,000.00	17,728,000.00	0.00	108,973.90	0.00	0.00	108,973.90	17,728,000.00	5.50%	5.50%
G-RR	05554VAS9	7.376392%	12,188,000.00	12,188,000.00	0.00	74,919.55	0.00	0.00	74,919.55	12,188,000.00	4.13%	4.13%
H-RR	05554VAU4	7.376392%	9,972,000.00	9,972,000.00	0.00	61,297.82	0.00	0.00	61,297.82	9,972,000.00	3.00%	3.00%
J-RR*	05554VAW0	7.376392%	26,592,000.00	26,592,000.00	0.00	160,066.28	0.00	0.00	160,066.28	26,592,000.00	0.00%	0.00%
R	05554VAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			886,388,000.00	886,190,901.18	10,549.46	4,518,317.35	0.00	0.00	4,528,866.81	886,180,351.72

X-A	05554VAC4	1.430852%	620,471,000.00	620,273,901.18	0.00	739,599.89	0.00	0.00	739,599.89	620,263,351.72
X-B	05554VAD2	1.017152%	171,738,000.00	171,738,000.00	0.00	145,569.70	0.00	0.00	145,569.70	171,738,000.00
X-D	05554VAH3	3.376392%	14,404,000.00	14,404,000.00	0.00	40,527.96	0.00	0.00	40,527.96	14,404,000.00
Notional SubTotal			806,613,000.00	806,415,901.18	0.00	925,697.55	0.00	0.00	925,697.55	806,405,351.72

Deal Distribution Total					10,549.46	5,444,014.90	0.00	0.00	5,454,564.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05554VAA8	759.92835566	12.84952497	3.47604141	0.00000000	0.00000000	0.00000000	0.00000000	16.32556638	747.07883069
A-3	05554VAB6	1,000.00000000	0.00000000	4.95500000	0.00000000	0.00000000	0.00000000	0.00000000	4.95500000	1,000.00000000
A-S	05554VAE0	1,000.00000000	0.00000000	5.29833332	0.00000000	0.00000000	0.00000000	0.00000000	5.29833332	1,000.00000000
B	05554VAF7	1,000.00000000	0.00000000	5.12583324	0.00000000	0.00000000	0.00000000	0.00000000	5.12583324	1,000.00000000
C	05554VAG5	1,000.00000000	0.00000000	5.53583344	0.00000000	0.00000000	0.00000000	0.00000000	5.53583344	1,000.00000000
D	05554VAK6	1,000.00000000	0.00000000	3.33333310	0.00000000	0.00000000	0.00000000	0.00000000	3.33333310	1,000.00000000
E-RR	05554VAN0	1,000.00000000	0.00000000	6.14699285	0.00000000	0.00000000	0.00000000	0.00000000	6.14699285	1,000.00000000
F-RR	05554VAQ3	1,000.00000000	0.00000000	6.14699346	0.00000000	0.00000000	0.00000000	0.00000000	6.14699346	1,000.00000000
G-RR	05554VAS9	1,000.00000000	0.00000000	6.14699294	0.00000000	0.00000000	0.00000000	0.00000000	6.14699294	1,000.00000000
H-RR	05554VAU4	1,000.00000000	0.00000000	6.14699358	0.00000000	0.00000000	0.00000000	0.00000000	6.14699358	1,000.00000000
J-RR	05554VAW0	1,000.00000000	0.00000000	6.01933965	0.12765343	0.39845630	0.00000000	0.00000000	6.01933965	1,000.00000000
R	05554VAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05554VAC4	999.68234000	0.00000000	1.19199751	0.00000000	0.00000000	0.00000000	0.00000000	1.19199751	999.66533765
X-B	05554VAD2	1,000.00000000	0.00000000	0.84762662	0.00000000	0.00000000	0.00000000	0.00000000	0.84762662	1,000.00000000
X-D	05554VAH3	1,000.00000000	0.00000000	2.81366009	0.00000000	0.00000000	0.00000000	0.00000000	2.81366009	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	2,853.83	0.00	2,853.83	0.00	0.00	0.00	2,853.83	0.00
A-3	07/01/26 - 07/30/26	30	0.00	3,070,365.75	0.00	3,070,365.75	0.00	0.00	0.00	3,070,365.75	0.00
X-A	07/01/26 - 07/30/26	30	0.00	739,599.89	0.00	739,599.89	0.00	0.00	0.00	739,599.89	0.00
X-B	07/01/26 - 07/30/26	30	0.00	145,569.70	0.00	145,569.70	0.00	0.00	0.00	145,569.70	0.00
X-D	07/01/26 - 07/30/26	30	0.00	40,527.96	0.00	40,527.96	0.00	0.00	0.00	40,527.96	0.00
A-S	07/01/26 - 07/30/26	30	0.00	510,732.84	0.00	510,732.84	0.00	0.00	0.00	510,732.84	0.00
B	07/01/26 - 07/30/26	30	0.00	221,492.38	0.00	221,492.38	0.00	0.00	0.00	221,492.38	0.00
C	07/01/26 - 07/30/26	30	0.00	177,877.40	0.00	177,877.40	0.00	0.00	0.00	177,877.40	0.00
D	07/01/26 - 07/30/26	30	0.00	48,013.33	0.00	48,013.33	0.00	0.00	0.00	48,013.33	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	81,724.27	0.00	81,724.27	0.00	0.00	0.00	81,724.27	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	108,973.90	0.00	108,973.90	0.00	0.00	0.00	108,973.90	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	74,919.55	0.00	74,919.55	0.00	0.00	0.00	74,919.55	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	61,297.82	0.00	61,297.82	0.00	0.00	0.00	61,297.82	0.00
J-RR	07/01/26 - 07/30/26	30	7,157.19	163,460.84	0.00	163,460.84	3,394.56	0.00	0.00	160,066.28	10,595.75
Totals			7,157.19	5,447,409.46	0.00	5,447,409.46	3,394.56	0.00	0.00	5,444,014.90	10,595.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,454,564.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,461,111.53	Master Servicing Fee	4,285.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,631.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	381.55
ARD Interest	0.00	Operating Advisor Fee	1,175.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	228.93
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,461,111.53	Total Fees	13,702.09

Principal		Expenses/Reimbursements
Scheduled Principal	10,549.46	Reimbursement for Interest on Advances	(101.97)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,496.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,549.46	Total Expenses/Reimbursements	3,394.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,444,014.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,549.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,454,564.36
Total Funds Collected	5,471,660.99	Total Funds Distributed	5,471,661.01

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	886,190,901.18	886,190,901.18	Beginning Certificate Balance	886,190,901.18
(-) Scheduled Principal Collections	10,549.46	10,549.46	(-) Principal Distributions	10,549.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	886,180,351.72	886,180,351.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	886,190,901.18	886,190,901.18	Ending Certificate Balance	886,180,351.72
Ending Actual Collateral Balance	886,180,351.72	886,180,351.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP	Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP
9,999,999 or less	19	88,810,920.42	10.02%	30	7.2082	1.668976	1.29 or less	12	237,094,431.30	26.75%	30	7.1970	1.093811
10,000,000 to 14,999,999	11	127,569,431.30	14.40%	30	7.1103	1.662946	1.30 to 1.49	13	100,109,920.42	11.30%	30	7.3023	1.379525
15,000,000 to 19,999,999	5	83,700,000.00	9.45%	30	6.8185	1.787599	1.50 to 1.89	14	268,126,000.00	30.26%	30	7.0034	1.672519
20,000,000 to 29,999,999	11	260,350,000.00	29.38%	30	7.0227	1.363173	1.90 to 1.99	1	5,000,000.00	0.56%	29	7.9190	1.970000
30,000,000 to 39,999,999	5	154,000,000.00	17.38%	30	7.3007	1.875974	2.00 to 2.24	5	115,000,000.00	12.98%	30	6.9543	2.155217
40,000,000 to 47,499,999	2	83,000,000.00	9.37%	30	7.0834	2.031205	2.25 or more	9	125,850,000.00	14.20%	31	7.0733	2.421867
47,500,000 or greater	1	53,750,000.00	6.07%	31	7.1850	1.600000	Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656
Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP
							Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP
Arizona	2	48,600,000.00	5.48%	31	7.9272	2.024691
							Industrial	3	59,350,000.00	6.70%	31	7.4747	1.458163
California	5	162,500,000.00	18.34%	30	7.2368	1.499231
							Lodging	5	109,896,431.30	12.40%	30	7.5961	1.793204
Florida	2	22,475,000.00	2.54%	29	7.8544	1.420044
							Mixed Use	2	74,700,000.00	8.43%	30	6.8763	1.668916
Georgia	3	46,244,431.30	5.22%	30	6.9660	1.057847
							Multi-Family	12	155,226,000.01	17.52%	30	6.6952	1.215117
Iowa	1	51,000,000.00	5.76%	30	7.0200	1.800000
							Office	2	99,000,000.00	11.17%	31	7.3728	2.460101
Louisiana	1	15,000,000.00	1.69%	29	6.6000	2.250000
							Retail	11	335,307,920.42	37.84%	30	7.0675	1.621977
Minnesota	1	11,850,000.00	1.34%	31	5.1700	2.320000
							Self Storage	2	17,700,000.00	2.00%	30	6.4230	1.360000
New Hampshire	2	17,700,000.00	2.00%	30	6.4230	1.360000
							Totals	38	886,180,351.72	100.00%	30	7.1564	1.647656
New Jersey	1	21,000,000.00	2.37%	31	6.3300	1.160000

New York	11	313,800,000.01	35.41%	30	7.2077	1.694200

North Carolina	1	9,977,000.00	1.13%	29	6.9200	1.490000

Ohio	2	57,757,920.42	6.52%	31	6.4388	2.115084

Texas	3	23,776,000.00	2.68%	31	7.0017	1.589659

Virginia	2	49,500,000.00	5.59%	29	7.0854	1.567273

Totals	38	886,180,351.72	100.00%	30	7.1564	1.647656

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP	Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP
	5.99900 or less	1	11,850,000.00	1.34%	31	5.1700	2.320000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	5	115,200,000.00	13.00%	31	6.2888	1.620373	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99900	19	271,103,000.00	30.59%	30	6.8273	1.790937	25 months or greater	54	851,180,351.72	96.05%	30	7.1016	1.654618
	7.00000 to 7.49900	10	239,050,000.00	26.98%	30	7.2330	1.744480	Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656
	7.50000 to 7.99900	16	144,532,920.42	16.31%	30	7.6032	1.207458
	8.00000 or greater	3	69,444,431.30	7.84%	30	8.3534	1.687040
	Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP	Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP
	58 months or less	54	851,180,351.72	96.05%	30	7.1016	1.654618	Interest Only	51	818,503,000.00	92.36%	30	7.0670	1.669590
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or less	3	32,677,351.72	3.69%	30	7.9682	1.279599
	Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	35,000,000.00	3.95%	31	8.4900	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	851,180,351.72	96.05%	30	7.1016	1.654618
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	886,180,351.72	100.00%	30	7.1564	1.647656
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-2	30510415	RT	Staten Island	NY	Actual/360	7.534%	162,190.28	0.00	0.00	N/A	02/01/29	--	25,000,000.00	25,000,000.00	08/01/26
1A-4	30510417				Actual/360	7.534%	74,607.53	0.00	0.00	N/A	02/01/29	--	11,500,000.00	11,500,000.00	08/01/26
1A-5	30510418				Actual/360	7.534%	194,628.33	0.00	0.00	N/A	02/01/29	--	30,000,000.00	30,000,000.00	08/01/26
1A-8	30510421				Actual/360	7.534%	32,438.06	0.00	0.00	N/A	02/01/29	--	5,000,000.00	5,000,000.00	08/01/26
2A-1	30510454	LO	Brooklyn	NY	Actual/360	7.480%	193,233.33	0.00	0.00	N/A	02/06/29	--	30,000,000.00	30,000,000.00	08/06/26
2A-2	30510455				Actual/360	7.480%	161,027.78	0.00	0.00	N/A	02/06/29	--	25,000,000.00	25,000,000.00	08/06/26
2A-4	30510457				Actual/360	7.480%	64,411.11	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	08/06/26
3A-1	30510278	OF	New York	NY	Actual/360	6.915%	238,183.33	0.00	0.00	N/A	03/05/29	--	40,000,000.00	40,000,000.00	08/05/26
3A-2	30510520				Actual/360	6.915%	59,545.83	0.00	0.00	N/A	03/05/29	--	10,000,000.00	10,000,000.00	08/05/26
3A-3	30510521				Actual/360	6.915%	29,772.92	0.00	0.00	N/A	03/05/29	--	5,000,000.00	5,000,000.00	08/05/26
3A-4	30510522				Actual/360	6.915%	29,772.92	0.00	0.00	N/A	03/05/29	--	5,000,000.00	5,000,000.00	08/05/26
3A-5	30510523				Actual/360	6.915%	14,886.46	0.00	0.00	N/A	03/05/29	--	2,500,000.00	2,500,000.00	08/05/26
3A-6	30510524				Actual/360	6.915%	14,886.46	0.00	0.00	N/A	03/05/29	--	2,500,000.00	2,500,000.00	08/05/26
4A-1	30510483	MU	Milpitas	CA	Actual/360	6.844%	176,803.33	0.00	0.00	N/A	02/11/29	--	30,000,000.00	30,000,000.00	08/11/26
4A-2	30510484				Actual/360	6.844%	58,934.44	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	08/11/26
4A-3	30510485				Actual/360	6.844%	58,934.44	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	08/11/26
4A-4	30510486				Actual/360	6.844%	76,614.78	0.00	0.00	N/A	02/11/29	--	13,000,000.00	13,000,000.00	08/11/26
5	30510475	RT	Bronx	NY	Actual/360	7.185%	332,555.73	0.00	0.00	N/A	03/05/29	--	53,750,000.00	53,750,000.00	08/05/26
6A-10	30322239	RT	West Des Moines	IA	Actual/360	7.020%	102,765.00	0.00	0.00	N/A	02/01/29	--	17,000,000.00	17,000,000.00	08/01/26
6A-11	30322240				Actual/360	7.020%	102,765.00	0.00	0.00	N/A	02/01/29	--	17,000,000.00	17,000,000.00	08/01/26
6A-9	30322238				Actual/360	7.020%	102,765.00	0.00	0.00	N/A	02/01/29	--	17,000,000.00	17,000,000.00	08/01/26
7A-3-1	30322248	RT	Cincinnati	OH	Actual/360	6.271%	162,000.83	0.00	0.00	N/A	03/01/29	--	30,000,000.00	30,000,000.00	08/01/26
7A-3-2	30322249				Actual/360	6.271%	108,000.56	0.00	0.00	N/A	03/01/29	--	20,000,000.00	20,000,000.00	08/01/26
8	30510478	RT	South Gate	CA	Actual/360	7.240%	268,081.11	0.00	0.00	N/A	02/06/29	--	43,000,000.00	43,000,000.00	08/06/26
9	30322251	LO	Tampa	FL	Actual/360	8.490%	255,879.17	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	08/06/26
10	30510399	OF	Tempe	AZ	Actual/360	8.248%	241,483.11	0.00	0.00	N/A	03/06/29	--	34,000,000.00	34,000,000.00	08/06/26
11	30322252	MF	San Bernardino	CA	Actual/360	6.921%	169,852.88	0.00	0.00	N/A	02/06/29	--	28,500,000.00	28,500,000.00	08/06/26
12	30510396	MF	Marietta	GA	Actual/360	6.200%	141,480.56	0.00	0.00	N/A	02/05/29	--	26,500,000.00	26,500,000.00	07/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
13A-1-3	30322253	RT	McLean	VA	Actual/360	6.601%	113,677.00	0.00	0.00	N/A	12/06/28	--	20,000,000.00	20,000,000.00	08/06/26
13A-1-6-2	30322254				Actual/360	6.601%	28,419.25	0.00	0.00	N/A	12/06/28	--	5,000,000.00	5,000,000.00	08/06/26
14	30510519	IN	Martinsville	VA	Actual/360	7.580%	159,916.94	0.00	0.00	N/A	03/06/29	--	24,500,000.00	24,500,000.00	08/06/26
15A-2	30510393	MF	Various	NY	Actual/360	6.910%	143,401.69	0.00	0.00	N/A	01/06/29	--	24,100,000.00	24,100,000.00	08/06/26
16	30322255	IN	Carson	CA	Actual/360	8.550%	169,337.50	0.00	0.00	N/A	02/06/29	--	23,000,000.00	23,000,000.00	08/06/26
17	30510533	MF	Buffalo	NY	Actual/360	6.690%	131,058.96	0.00	0.00	N/A	03/06/29	--	22,750,000.00	22,750,000.00	08/06/26
18	30322256	MF	Newark	NJ	Actual/360	6.330%	114,467.50	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	08/06/26
19	30510459	SS	Various	NH	Actual/360	6.423%	97,897.23	0.00	0.00	N/A	02/01/29	--	17,700,000.00	17,700,000.00	08/01/26
20A-2	30322257	RT	Elmwood	LA	Actual/360	6.600%	85,250.00	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	08/06/26
21	30510511	MF	Lake Havasu City	AZ	Actual/360	7.180%	90,268.56	0.00	0.00	N/A	03/05/29	--	14,600,000.00	14,600,000.00	07/05/26
22	30510437	LO	East Point	GA	Actual/360	8.278%	88,745.38	5,333.79	0.00	N/A	02/06/29	--	12,449,765.09	12,444,431.30	08/06/26
23	30510405	LO	Tampa	FL	Actual/360	7.938%	85,272.85	0.00	0.00	N/A	02/06/29	--	12,475,000.00	12,475,000.00	07/06/26
24	30510480	IN	Golden Valley	MN	Actual/360	5.170%	52,755.54	0.00	0.00	N/A	03/06/29	--	11,850,000.00	11,850,000.00	08/06/26
25	30510476	MU	New York	NY	Actual/360	7.050%	71,028.75	0.00	0.00	N/A	02/06/29	--	11,700,000.00	11,700,000.00	08/06/26
26A-4-2	30510412	LO	Orlando	FL	Actual/360	7.750%	16,684.03	0.00	0.00	N/A	12/06/28	--	2,500,000.00	2,500,000.00	08/06/26
26A-5-2	30510433				Actual/360	7.750%	8,342.01	0.00	0.00	N/A	12/06/28	--	1,250,000.00	1,250,000.00	08/06/26
26A-6-2	30510413				Actual/360	7.750%	8,342.01	0.00	0.00	N/A	12/06/28	--	1,250,000.00	1,250,000.00	08/06/26
26A-7	30510336				Actual/360	7.750%	16,684.03	0.00	0.00	N/A	12/06/28	--	2,500,000.00	2,500,000.00	08/06/26
26A-8	30510337				Actual/360	7.750%	8,342.01	0.00	0.00	N/A	12/06/28	--	1,250,000.00	1,250,000.00	08/06/26
26A-9	30510338				Actual/360	7.750%	8,342.01	0.00	0.00	N/A	12/06/28	--	1,250,000.00	1,250,000.00	08/06/26
27	30322258	LO	Charlotte	NC	Actual/360	6.920%	59,451.83	0.00	0.00	N/A	01/01/29	--	9,977,000.00	9,977,000.00	08/01/26
28	30322259	MF	Alvin	TX	Actual/360	6.820%	57,394.66	0.00	0.00	N/A	03/01/29	--	9,773,000.00	9,773,000.00	08/01/26
29	30322260	MF	Alvin	TX	Actual/360	6.820%	46,999.84	0.00	0.00	N/A	03/01/29	--	8,003,000.00	8,003,000.00	08/01/26
30	30510493	RT	Pickerington	OH	Actual/360	7.520%	50,270.62	5,215.67	0.00	N/A	03/06/29	--	7,763,136.09	7,757,920.42	08/06/26
31	30322261	RT	Hampton	GA	Actual/360	7.510%	47,208.69	0.00	0.00	N/A	02/06/29	--	7,300,000.00	7,300,000.00	08/06/26
32	30510477	RT	Richmond	TX	Actual/360	7.540%	38,956.67	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	08/06/26
33A-3-3	30322164	RT	Riverside	CA	Actual/360	7.919%	34,095.69	0.00	0.00	N/A	01/01/29	--	5,000,000.00	5,000,000.00	08/01/26
Totals							5,461,111.53	10,549.46	0.00				886,190,901.18	886,180,351.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-2	24,558,951.80	4,213,199.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	24,558,951.80	4,213,199.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-5	24,558,951.80	4,213,199.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-8	24,558,951.80	4,213,199.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	14,526,470.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	14,526,470.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	14,526,470.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	12,269,709.69	3,035,155.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	12,269,709.69	3,035,155.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-3	12,269,709.69	3,035,155.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	12,269,709.69	3,035,155.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-5	12,269,709.69	3,035,155.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-6	12,269,709.69	3,035,155.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	14,856,349.54	3,997,301.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	14,856,349.54	3,997,301.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	14,856,349.54	3,997,301.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4	14,856,349.54	3,997,301.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,277,854.02	1,590,346.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-10	24,496,690.12	5,739,163.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-11	24,496,690.12	5,739,163.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-9	24,496,690.12	5,739,163.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-3-1	38,806,415.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-3-2	38,806,415.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	6,734,663.52	6,615,821.44	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,926,837.20	583,716.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,908,337.61	1,683,064.37	04/01/25	03/31/26	--	0.00	0.00	141,423.51	141,423.51	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13A-1-3	89,832,580.79	21,545,925.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-1-6-2	89,832,580.79	21,545,925.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,667,011.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-2	6,748,477.04	1,757,153.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,315,018.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,785,879.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,585,824.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,588,934.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-2	12,944,165.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,285,027.99	404,557.24	01/01/26	03/31/26	--	0.00	0.00	90,237.13	90,237.13	0.00	0.00
22	1,336,956.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,065,544.65	1,592,031.04	01/01/26	06/30/26	--	0.00	0.00	85,245.99	85,245.99	0.00	0.00
24	1,437,112.90	1,449,611.16	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,281,027.94	306,874.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-4-2	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-5-2	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-6-2	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-7	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-8	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-9	12,264,930.08	11,973,664.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,141,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,080,034.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,023,825.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	946,174.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	853,324.88	176,613.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	628,856.22	699,306.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33A-3-3	23,931,835.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	761,710,243.49	200,063,364.65				0.00	0.00	316,906.63	316,906.63	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156390%	7.138435%	30
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156399%	7.138444%	31
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156412%	7.138457%	32
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156421%	7.138466%	33
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156434%	7.138479%	34
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156443%	7.138487%	35
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156464%	7.138509%	36
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156466%	7.138511%	37
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156468%	7.138513%	38
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156471%	7.138515%	39
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156473%	7.138518%	40
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.156475%	7.138520%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	30510396	07/05/26	0	B	141,423.51	141,423.51	0.00		26,500,000.00	07/17/26	98
21	30510511	07/05/26	0	B	90,237.13	90,237.13	0.00		14,600,000.00
23	30510405	07/06/26	0	B	85,245.99	85,245.99	1,500.00		12,475,000.00
Totals					316,906.63	316,906.63	1,500.00		53,575,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		886,180,352	886,180,352		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	886,180,352	886,180,352	0	0	0	0
Jul-26	886,190,901	886,190,901	0	0	0	0
Jun-26	886,205,836	886,205,836	0	0	0	0
May-26	886,216,213	886,216,213	0	0	0	0
Apr-26	886,230,982	886,230,982	0	0	0	0
Mar-26	886,241,189	886,241,189	0	0	0	0
Feb-26	886,264,736	886,264,736	0	0	0	0
Jan-26	886,269,702	886,269,702	0	0	0	0
Dec-25	886,274,636	886,274,636	0	0	0	0
Nov-25	886,281,160	886,281,160	0	0	0	0
Oct-25	886,286,020	886,286,020	0	0	0	0
Sep-25	886,292,473	886,292,473	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30510396	26,500,000.00	26,500,000.00	48,300,000.00	12/20/23	1,646,864.37	0.99000	03/31/26	02/05/29	I/O
Totals		26,500,000.00	26,500,000.00	48,300,000.00		1,646,864.37

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30510396	MF	GA	07/17/26	98

8/11/2026 - The loan transferred to special servicing on 7/17/2026 due to an imminent non-monetary default arising from the Borrower''s failure to comply with the cash management provisions of the Loan Documents, continued failure to satisfy debt yield re quirements, and the risk of insurance cancellation resulting from non-payment. On 7/22/2026, the Master Servicer issued a Notice of Default related to the Borrower''s cash management noncompliance. The Special Servicer has engaged counsel and issued a Se nior Default Notice to the Mezzanine Lender. The Special Servicer remains in communication under a PNL and is obtaining additional diligence in order to evaluate all available remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	3,496.53	0.00	0.00	0.00	0.00	0.00	(86.13)	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(15.84)	0.00	0.00	0.00
Total	0.00	0.00	3,496.53	0.00	0.00	0.00	0.00	0.00	(101.97)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,394.56

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Supplemental Notes
None

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